Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 457,253	$ 530,348	$ 523,404
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	77,117	70,984	72,768
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	63,432	53,476	40,344
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	52,885	135,845	176,813
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	123,261	142,948	126,048
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	50,663	49,444	49,919
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	45,032	35,387	25,057
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 44,863	$ 42,264	$ 32,455

[1]	The figure represents the revenue by geographic area based on the bill-to location. Commencing in 2019, revenue derived from Japan was reclassified to others. The above breakdown for 2017 and 2018 has been reclassified on the same basis.